Business combinations: (Tables)	9 Months Ended
Dec. 31, 2011
Emer
Business combinations
Schedule of fair value of the assets acquired and liabilities assumed

Consideration allocated to:
Property, plant and equipment	$17,644
Other tangible assets, including cash of $11,073	60,532
Intangible assets subject to amortization over 5 to 20 years	32,954
Goodwill	50,774

Total assets acquired	161,904
Less:
Long-term debt	(83,272)
Other liabilities	(38,926)

Total net assets acquired	$39,706

Consideration:
Cash	$17,607
Common shares	22,099

$39,706

AFV
Business combinations
Schedule of fair value of the assets acquired and liabilities assumed

Consideration allocated to:
Total tangible assets, including cash of $8	$2,161
Intangible assets subject to amortization over 8 years	2,638
Goodwill	2,701

Total assets acquired	7,500
Less: total liabilities	(3,561)

Total net assets acquired	$3,939

Consideration:
Cash	$2,558
Common shares	953
Contingent consideration payable	428

$3,939

OMVL
Business combinations
Schedule of fair value of the assets acquired and liabilities assumed

Consideration allocated to:
Total tangible assets, including cash of $4,130	$23,531
Intangible assets subject to amortization	6,338
Goodwill	7,573

Total assets acquired	37,442
Less: total liabilities assumed and gain on acquisition of Juniper of $184	(11,731)

Total net assets acquired	$25,711

Consideration:
Cash	$17,146
Long-term payable	8,565

$25,711